PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
PROPERTY, PLANT AND EQUIPMENT
Depreciation expense	$ 714,469	$ 618,719	$ 677,275